Significant accounting policies (Table)	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Summary of impact revision to previously issued financial statements	The impact of the revision of the previously issued financial statements is as follows:

	Six months ended June 30, 2022
	As reported	Adjustment	As revised
Net foreign exchange differences and expected credit losses	115	(7,949)	(7,834)
Net cash provided by/(used in) operating activities	163,722	(7,949)	155,773
Net cash (used in)/provided by investing activities	(48,528)	—	(48,528)
Net cash (used in)/provided by financing activities	15,203	—	15,203
Net increase/(decrease) in cash and cash equivalents	130,397	(7,949)	122,448
Cash and cash equivalents at beginning of period	132,994	—	132,994
Effects of exchange rate changes on cash and cash equivalents	1,734	7,949	9,683
Cash and cash equivalents at end of period	265,125	—	265,125